PROPERTY, PLANT & EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2016
TwoThousandTwelve [Member]
PROPERTY, PLANT & EQUIPMENT
	2016	2015	2014
Furniture and Fixtures	$6,102	$6,404	$6,612
Machinery and Equipment	16,307	17,117	17,357
COST	22,409	23,521	23,969
Less: Accumulated depreciation/amortization
Furniture and Fixtures	4,170	3,096	1,873
Machinery and Equipment	12,360	9,551	6,390
	16,530	12,647	8,263
NET	$5,879	$10,874	$15,706